UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22413

———

Gottex Multi-Asset Endowment Fund - I

—————————————————

(Exact name of registrant as specified in charter)

28 State Street, 40th Floor

Boston, MA 02109

—————————————————

(Address of principal executive offices) (Zip code)

William J. Landes

28 State Street, 40th Floor

Boston, MA 02109

—————————————————

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 532-0200

—————

Date of fiscal year end: March 31

———

Date of reporting period: December 31, 2012

————

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

Gottex Multi-Asset Endowment Fund - I

(a Delaware Statutory Trust)

Schedule of Investments - December 31, 2012 (Unaudited)

Gottex Multi-Asset Endowment Fund - I (1)

Investment in Gottex Multi-Asset Endowment Master Fund, at value - 99.00%	$3,431,599
Other Assets less Liabilities - 1.00%	34,776
Net Assets - 100%	$3,466,375

(1)	Invests the majority of its assets in Gottex Multi-Asset Endowment Master Fund.

The Schedule of Investments of Gottex Multi-Asset Endowment Master Fund is included below.

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited)
December 31, 2012

Number
of Shares		Value
	COMMON STOCKS - 13.6%
	CONSUMER DISCRETIONARY - 1.7%
1,888	Conn's, Inc. (1)	$57,885
325	Drew Industries, Inc.	10,481
3,571	Helen of Troy, Ltd. (1)	119,343
830	Jos. A. Bank Clothiers, Inc. (1)	35,341
3,331	Sonic Automotive, Inc., Class A	69,585
519	Tractor Supply Co.	45,859
7,567	WMS Industries, Inc. (1)	132,422
1,180	Wolverine World Wide, Inc.	48,356
		519,272

	ENERGY - 0.3%
2,730	Bill Barrett Corp. (1)	48,567
668	SM Energy Co.	34,876
		83,443

	FINANCIALS - 2.0%
1,200	First Cash Financial Services, Inc. (1)	59,544
2,938	FirstMerit Corp.	41,690
4,800	Fulton Financial Corp.	46,128
4,277	Green Dot Corp., Class A (1)	52,180
2,140	Investors Bancorp, Inc.	38,049
2,060	LaSalle Hotel Properties	52,303
3,876	Old National Bancorp	46,008
2,004	Piper Jaffray Cos., Inc. (1)	64,389
1,088	Potlatch Corp.	42,594
4,788	Radian Group, Inc.	29,255
1,155	UMB Financial Corp.	50,612
4,401	ViewPoint Financial Group, Inc.	92,157
		614,909

	HEALTH CARE - 1.7%
723	Analogic Corp.	53,719
2,608	AngioDynamics, Inc. (1)	28,662
327	Bio-Rad Laboratories, Inc., Class A (1)	34,351
900	Centene Corp. (1)	36,900
1,092	Cynosure, Inc., Class A (1)	26,328
1,232	Haemonetics Corp. (1)	50,315
1,518	Hill-Rom Holdings, Inc.	43,263
2,370	Masimo Corp. (1)	49,794
2,846	Meridian Bioscience, Inc.	57,632
1,400	STERIS Corp.	48,622
2,734	Symmetry Medical, Inc. (1)	28,762
1,400	VCA Antech, Inc. (1)	29,470
978	West Pharmaceutical Services, Inc.	53,545
		541,363

See notes to Schedule of Investments.

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited) (continued)
December 31, 2012

Number
of Shares		Value
	INDUSTRIALS - 4.2%
2,585	Dycom Industries, Inc. (1)	$51,183
7,537	Great Lakes Dredge & Dock Corp.	67,305
2,516	II-VI, Inc. (1)	45,867
8,986	Korn/Ferry International (1)	142,518
534	Landstar System, Inc.	28,014
5,423	MYR Group, Inc. (1)	120,662
376	National Presto Industries, Inc.	25,982
1,074	Powell Industries, Inc. (1)	44,603
1,502	Raven Industries, Inc.	39,593
4,847	Resources Connection, Inc.	57,825
2,404	Roadrunner Transportation Systems, Inc. (1)	43,608
2,120	Robert Half International, Inc.	67,458
2,429	Rollins, Inc.	53,535
3,143	Simpson Manufacturing Co., Inc.	103,059
7,028	Sykes Enterprises, Inc. (1)	106,966
1,450	Team, Inc. (1)	55,158
1,128	Wabtec Corp.	98,745
641	Watsco, Inc.	48,011
2,759	Werner Enterprises, Inc.	59,787
1,903	Woodward, Inc.	72,561
		1,332,440

	INFORMATION TECHNOLOGY - 3.1%
1,430	ADTRAN, Inc.	27,942
5,362	Calix, Inc. (1)	41,234
1,133	FARO Technologies, Inc. (1)	40,426
3,758	Finisar Corp. (1)	61,218
5,860	Harmonic, Inc. (1)	29,710
1,741	Linear Technology Corp.	59,716
2,158	National Instruments Corp.	55,698
1,033	NETGEAR, Inc. (1)	40,731
1,752	Oplink Communications, Inc. (1)	27,296
1,116	OSI Systems, Inc. (1)	71,469
1,931	Parametric Technology Corp. (1)	43,467
2,765	Polycom, Inc. (1)	28,922
1,751	Power Integrations, Inc.	58,851
1,868	Rofin-Sinar Technologies, Inc. (1)	40,498
1,335	Rogers Corp. (1)	66,296
4,379	SAIC, Inc.	49,570
3,860	Skyworks Solutions, Inc. (1)	78,358
1,549	Super Micro Computer, Inc. (1)	15,800
1,223	Trimble Navigation, Ltd. (1)	73,111
4,361	Vishay Intertechnology, Inc. (1)	46,357
2,236	WNS Holdings, Ltd. - ADR (1)	23,321
		979,991

	MATERIALS - 0.5%
936	Haynes International, Inc.	48,550
3,303	Headwaters, Inc. (1)	28,274
2,018	LSB Industries, Inc. (1)	71,478
		148,302

See notes to Schedule of Investments.

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited) (continued)
December 31, 2012

Number
of Shares		Value
	UTILITIES - 0.1%
1,544	MDU Resources Group, Inc.	$32,795
	TOTAL COMMON STOCKS	4,252,515
	(Identified Cost $3,998,382)

	EXCHANGE TRADED FUNDS & MUTUAL FUNDS - 32.8%
	GLOBAL EQUITY - 18.4%
17,040	iShares FTSE China 25 Index Fund (8)	689,268
23,963	iShares MSCI ACWI Index Fund	1,152,141
15,451	iShares MSCI Emerging Markets Index Fund (8)	685,252
9,234	iShares S&P 500 Index Fund	1,321,755
13,439	SPDR S&P China ETF (8)	995,695
21,251	Vanguard FTSE Emerging Markets ETF (8)	946,307
		5,790,418

	FIXED INCOME - 14.4%
62,829	SPDR Barclays Capital High Yield Bond ETF (8)	2,557,769
143,516	Templeton Global Total Return Fund (8)	1,956,122
		4,513,891
	TOTAL EXCHANGE TRADED FUNDS & MUTUAL FUNDS	10,304,309
	(Identified Cost $9,907,795)

	HEDGE FUNDS - 34.0%
	COMMODITY TRADING ADVISORS - 3.6%
480	AlphaMetrix Global Advisors Fund - SP 35, Class A (1) (5)	320,709
413	AlphaMetrix 2100 Xenon Managed Futures 2x Fund - SP 38, Class A (1) (5)	335,261
626	AlphaMetrix TT DTP Fund - SP 31, Class A (1) (6)	485,408
		1,141,378

	CREDIT - 5.1%
1,002	Canyon Value Realization Fund (Cayman), Ltd., Class B (The) (1) (7)	1,173,037
413	Oak Hill Credit Alpha Fund (Offshore), Ltd. (1) (7)	443,878
		1,616,915

	EQUITY - 4.8%
1,362	Whitebox Multi-Strategy Fund, Ltd. (1) (7)	1,512,808

	FIXED INCOME - 7.6%
845	KLS Diversified Fund Ltd. (1) (7)	883,927
1,216	Pine River Fund, Ltd. - Class A (1) (3) (7)	1,486,930
		2,370,857

	MACRO - 8.5%
674	AlphaMetrix P/E FX Fund - SP 156, Class A (1) (5)	599,200
9,501	Graham Global Investment Fund II, Ltd. (1) (6)	1,001,011
1,087	Stratus Feeder, Ltd. - Class B (1) (6)	1,054,192
		2,654,403

	INFLATION PROTECTION - 4.4%
11,749	Duff & Phelps Real Estate Securities Trust (1) (6)	1,377,201
	TOTAL HEDGE FUNDS	10,673,562
	(Identified Cost $10,422,730)

See notes to Schedule of Investments.

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited) (continued)
December 31, 2012

Number
of Shares		Value
	PRIVATE EQUITY & SPECIAL OPPORTUNITIES - 5.5%
	BUYOUT - 5.5%
9,899	Electra Private Equity PLC (1)	$308,264
75,036	Graphite Enterprise Trust PLC	539,985
44,268	NB Private Equity Partners (1)	343,077
59,247	Princess Private Equity Holding, Ltd.	533,739
	TOTAL PRIVATE EQUITY & SPECIAL OPPORTUNITIES	1,725,065
	(Identified Cost $1,411,420)

	SHORT-TERM INVESTMENTS - 12.6%
	MONEY MARKET FUND - 12.6%
	Federated Prime Obligations Fund, 0.10% (4)	3,960,726
	TOTAL SHORT-TERM INVESTMENTS	3,960,726
	(Identified Cost $3,960,726)

	TOTAL INVESTMENTS - 98.5%
	(Identified Cost $29,701,053)	30,916,177
	OTHER ASSETS AND LIABILITIES - 1.5%	485,661
	TOTAL SHAREHOLDERS' EQUITY - 100.0%	$31,401,838

All percentages are based on Shareholders' Equity.

(1) Non-income Producing.
(2) Withdrawals from this portfolio fund are permitted after one year lock-up period from the date of the initial investment.
(3) Withdrawals from this portfolio fund are permitted after three month lock-up period from the date of the initial investment.
(4) The rate shown is the annualized 7-day yield as of December 31, 2012.
(5) Withdrawals from this portfolio fund are permitted on a bi-monthly basis.
(6) Withdrawals from this portfolio fund are permitted on a monthly basis.
(7) Withdrawals from this portfolio fund are permitted on a quarterly basis.
(8) Securities held in custody by UMB Bank N.A., as collateral for a line of credit.
The total cost and fair value of these securities as of December 31, 2012 was $6,111,239 and $6,512,382, respectively.

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
PLC - Public Limited Company

INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS

Investment types as a percentage of total investments are as follows:

See notes to Schedule of Investments.

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited) (continued)
December 31, 2012

			Unrealized
Number		Notional	Appreciation/
of Contracts		Amount	(Depreciation)
	FUTURES CONTRACTS
	FUTURES CONTRACTS PURCHASED
22	March 2013 E-Mini S&P 500 Futures	$1,562,110	$(8,040)
11	March 2013 Mini MSCI EAFE Index Futures	891,165	20,370
7	March 2013 Mini MSCI Emerging Markets (EM) Index Futures	375,725	10,570
			22,900

	FUTURES CONTRACTS SOLD
(25)	March 2013 Russell 2000 Mini Index Futures	2,116,500	(56,750)
	TOTAL FUTURES CONTRACTS		(33,850)

See notes to Schedule of Investments.

As permitted under accounting principles generally accepted in the United States (“U.S. GAAP”), the investments in the Portfolio Funds held by Gottex Multi-Asset Endowment Master Fund (the “Master Fund”) in which the Gottex Multi-Asset Endowment Fund - I invests, are valued, as a practical expedient, utilizing the net asset valuations provided by the Portfolio Funds, without adjustment, when the net asset valuations of the investments are calculated (or adjusted by the Master Fund if necessary) in a manner consistent with U.S. GAAP for investment funds and in accordance with procedures established by the Board of Trustees (the ”Board”).  Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents.  Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable by the Portfolio Funds’ as required by the Portfolio Funds’ offering documents. The Master Fund applies the practical expedient to its investments in Portfolio Funds on an investment-by-investment basis, and consistently with the Master Fund’s entire position in a particular investment, unless it is probable that the Master Fund will sell a portion of an investment at an amount different from the net asset valuation. In cases where the practical expedient is not available, or if the Adviser determines it is probable that the Master Fund will sell an investment at an amount different from the net asset valuation, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Portfolio Funds are included in Level 2 or 3 of the fair value hierarchy (see below for fair value hierarchy definition and leveling table). In determining the level, the Master Fund considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment. If the Master Fund has the ability to redeem its investment at the reported net asset valuation as of the valuation date, the investment is generally included in Level 2 of the fair value hierarchy. If the Master Fund does not know when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in three months, the investment is included in Level 3 of the fair value hierarchy.

Domestic exchange-traded equity securities and ETFs (other than options and other than those that trade on NASDAQ) held directly by the Master Fund, are valued at their last sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices as reported by such exchanges.  Listed options and futures contracts shall be valued: (i) at their last sales prices as reported by the exchange with the highest reported daily volume for such options or futures contracts; or (ii) in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (the "NOCP"); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Master Fund's net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed "stale" and the value will be determined under the Board’s supervision at fair value.  Securities traded on a foreign securities exchange are valued at their last sale prices, subject to the occurrence of significant events, on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices as reported by that exchange.

Other securities for which market quotations are not readily available are valued at their bid prices as obtained from one or more dealers making markets for those securities.  If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser under the supervision of the Board.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service.  Trading in foreign securities generally is completed, and the values of such securities are determined, before the close of securities markets in the U.S.  Foreign exchange rates also are determined before such close.  On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value is determined.  When such significant events materially affect the values of securities held by the Master Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The Master Fund follows the provision for fair value measurements which establishes a fair value hierarchy that prioritizes and ranks the inputs in valuation techniques to measure fair value.

The Master Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term from Portfolio Funds, etc.)

•	Level 3 — significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$4,252,515	$-	$-	$4,252,515
ETFs & Mutual Funds	10,304,309	-	-	10,304,309
Hedge Funds	-	9,343,581	1,329,981	10,673,562
Private Equity & Special Opportunities	-	1,725,065	-	1,725,065
Short-Term Investments	3,960,726	-	-	3,960,726
Total	$18,517,550	$11,068,646	$1,329,981	$30,916,177

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$22,900	$-	$-	$22,900
Futures Contracts Sold	(56,750)	-	-	(56,750)
Total	$(33,850)	$-	$-	$(33,850)

The Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”) includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments in Portfolio Funds held by the Master Fund as of December 31, 2012:

Investments	Fair Value as of 12/31/12	Valuation Technique	Liquidity of Investments	Adjustments to Net Asset Value**
Hedge Funds	$1,329,981	Net Asset Value as	Greater than 30	None
		Practical	days
		Expedient*
Total Investments	$1,329,981

   *     Unobservable valuation input.

** Amounts represent adjustments, if any, made to net asset value provided by the investment manager or administrator of the Portfolio Funds. Adjustments to the practical expedient net asset value may be made under certain circumstances including, but not limited to, the following:

•	The practical expedient net asset value received is not as of the Master Fund’s measurement date.

•	It is probable that the Portfolio Fund will be sold at a value significantly different than the reported expedient net asset value.

•	It is determined by the Adviser Valuation Committee that the Portfolio Fund is not being valued at fair value by the Portfolio Fund.

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1 and 2 as of December 31, 2012, based on levels assigned to Investments on March 31, 2012.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Hedge Funds	Total
Balance as of April 1, 2012	$7,652,598	$7,652,598
Gross Purchases	1,803,019	1,803,019
Gross Sales	(6,166,813)	(6,166,813)
Net Realized Gain/(Loss)	389,304	389,304
Change in Unrealized Appreciation/Depreciation	36,051	36,051
Transfers out of Level 3	(2,384,178)	(2,384,178)
Balance as of December 31, 2012	$1,329,981	$1,329,981

*Transfers out of Level 3 into Level 2 in the fair value hierarchy generally occur when lock-up periods on investments in Portfolio Funds are lifted.

The amount of the net change in unrealized appreciation/depreciation for the period ended December 31, 2012 relating to investments in Level 3 assets still held at December 31, 2012 is $105,559.

The Master Fund may purchase and sell futures contracts to enhance the risk/return profile through adding opportunities for realizing short-term returns and providing enhanced portfolio diversification. Investments in futures contracts require the Master Fund to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Master Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. Investments in futures contracts require initial margin deposits which consist of cash or eligible securities. Investments in futures contracts can be highly speculative and can substantially increase the adverse impact of investment risks to which the Master Fund may be subject.

At December 31, 2012, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$133,434
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$133,434
Tax cost	$3,298,165

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gottex Multi-Asset Endowment Fund - I

By (Signature and Title)*
/s/ Dr. William J. Landes
Dr. William J. Landes, Chief Executive Officer
(Principal Executive Officer)

Date	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ Dr. William J. Landes
Dr. William J. Landes, Chief Executive Officer
(Principal Executive Officer)

Date	March 1, 2013

By (Signature and Title)*
/s/ Wade C. Boylan
Wade C. Boylan, Chief Financial Officer
(Principal Financial Officer)

Date	March 1, 2013

* Print the name and title of each signing officer under his or her signature.